Income taxes - Summary of deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	₽ 152,830	₽ 149,835
Deferred tax liabilities	(471,226)	(512,804)
Net deferred tax liability	(318,396)	(362,969)
Unused vacation accruals
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	15,558	8,614
Employee benefits
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	5,178	13,323
Contract liabilities
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	140,509	135,203
Trade and other payable
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,984	7,728
Right-of-use assets and lease liabilities
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	5,287	4,139
Deferred tax assets netting
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(15,686)	(19,172)
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(7,539)	(9,696)
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(8,147)	(9,476)
Intangible assets identified on acquisition
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(471,226)	(512,804)
Deferred tax liabilities netting
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	₽ 15,686	₽ 19,172